SCHEDULE OF BUSINESS ACQUISITION CONTINGENT CONSIDERATION (Details) - $ / shares	1 Months Ended	6 Months Ended
	Jul. 31, 2023	Jun. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price		$ 12.00
Stock Issued During Period, Shares, New Issues	18,000
Merger Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Outstanding		13,098
Share Price		$ 570.10
Stock Issued During Period, Shares, New Issues		7,467,134